Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table summarizes the activity between the Company and Alliance during the nine months ended September 30, 2013:

Management fee payable–December 31, 2012	$(3,668)
Management fee	(30,000)
Advances to/payments on behalf of the Company	-
Payments to/on behalf of Alliance	3,236

Management fee payable - September 30, 2013 (unaudited)	$(30,432)

The following table summarizes the activity between the Company and Alliance during the period from Inception through December 31, 2012:

Management fee payable – July 1, 2009 (“Inception”)	$-
Management fee	150,000
Payments to/on behalf of Alliance	(113,852)

Management fee payable - December 31, 2009	36,148

Management fee	390,000
Advances to/payments on behalf of the Company	1,419,370
Payments to/on behalf of Alliance	(2,497,067)

Management fee receivable - December 31, 2010	(651,549)

Management fee	410,000
Advances to/payments on behalf of the Company	437,624
Payments to/on behalf of Alliance	(215,332)

Management fee receivable - December 31, 2011	(19,257)

Management fee	60,000
Advances to/payments on behalf of the Company	(1,480)
Payments to/on behalf of Alliance	(35,595)

Management fee payable - December 31, 2012	$3,668